Expense Example {- Fidelity Series Canada Fund} - 10.31 Fidelity Series Canada Fund PRO-07 - Fidelity Series Canada Fund - Fidelity Series Canada Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none